CERTARCA

20 Broad Street
New York, NY 10005

NYSE REGULATION

14025285

March 12, 2014

Chief, Information Technology
Division of Corporate Compliance
100 F Street, NE MS 3040
Washington, DC 20549

Re: SPDR Series Trust
CIK: 0001064642
SEC File No.: 001-16135
Form Type: 8-A12B
Filing Date: 3/12/2014

To Whom It May Concern:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

SPDR Barclays International High Yield Bond ETF

The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-5495. Your assistance is greatly appreciated.

Sincerely,

Olivia Monaco

Olivia Monaco
Issuer Oversight